PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Feb. 29, 2020
PREPAID AND OTHER CURRENT ASSETS
PREPAID AND OTHER CURRENT ASSETS

5.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 28,	February 29,
	2019	2020

Accounts receivables	$50,222	$42,654
Prepayments to suppliers (1)	45,525	55,342
Interest receivable	5,848	22,108
Staff advances (2)	4,636	3,206
Loan to employees, current portion (3)	5,467	4,413
Other deposits	3,179	7,550
Prepaid VAT	5,643	6,284
Prepaid rental (4)	45,107	7,335
Receivables from investees (5)	—	13,304
Loans to third-parties (6)	24,410	5,883
Receivables of withholding tax from employees for option exercise (7)	—	34,720
Receivable for exercise of capped call option (Note 13)	6,901	—
Others	5,692	4,553

	$202,630	$207,352

(1)	Prepayments to suppliers are primarily for student recruitment services, advertising fees and server hosting fees. Student recruitment service fees are prepaid by the Group’s study abroad business to recruitment agencies. Such prepayments are generally short-term and refundable if performance condition is not met.
(2)	Staff advances are provided to employees primarily for traveling, office expenses and other expenditures which are subsequently expensed as incurred.
(3)	The Group offers housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of property purchases. Each loan has a term of four years and must be repaid by equal annual installments.
(4)	The Group adopted ASC 842 on March 1, 2019, using the modified retrospective transition approach allowed under ASU 2018-11 as described in Note 2. After the adoption of ASC 842, the prepaid rental are included in the Group's operating lease right-of-use assets on its consolidated balance except for the prepaid rental related to the contract that has been entered into but not yet commenced.
(5)	In fiscal year 2020, two domestic investees of the Group initiated setting up their VIEs which is a process of re-organization under common control. The original investment amount would be returned from PRC investees and the same amount has already been reinvested to the overseas holding companies of the two investees.
(6)	Loans to third-parties are generally mature in less than one year, and certain loan was guaranteed by the borrower's equity interests in other investees.
(7)	The Group pays for withholding tax on behalf of employees who exercised their options and agreed to repay the tax by deduction from the proceeds of shares sold subsequent to the option exercise. As of February 29, 2020, such proceeds were in transit due to wire transfer processing and the withholding tax paid on behalf of employees was recorded as other receivables.